LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
Schedule of basic and diluted loss per share

	For the Year Ended
	December 31,
	2018	2019	2020
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
	except shares and per share data
Numerator:
Net loss attributable to ordinary shareholders:	(24,418)	(51,671)	(72,507)	(11,111)

Denominator:
Number of shares outstanding, opening	425,150,082	429,404,977	436,656,529	436,656,529
Weighted average number of shares issued	1,659,485	7,244,845	160,000	160,000
Weighted-average number of shares outstanding – Basic and diluted	426,809,567	436,649,822	436,763,196	436,763,196
Loss per share
-Basic and diluted	(0.06)	(0.12)	(0.17)	(0.03)